UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File Number:  811-05495

                          BlackRock High Income Shares
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                    100 Bellevue Parkway, Wilmington DE 19809
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                           Robert S. Kapito, President
                               40 East 52nd Street
                            New York, New York 10022
                         ------------------------------
                     (name and address of agent for service)

Registrant's telephone number, including area code: (888) 825-2257

Date of fiscal year end: 12/31

Date of reporting period:  07/01/2004 - 06/30/2005

========================= BLACKROCK HIGH INCOME SHARES =========================

ITEM 1 PROXY VOTING RECORD

Emmis Communication

Ticker:         EMMS                  Security ID:  291525202
Meeting Date:   June 13, 2005         Meeting Type: Special
Record Date:    May 5, 2005

#  Proposal                                   Mgt Rec    Vote Cast    Sponsor
1  Proposal to approve the amendments to        For         For      Management
   The articles of incorporation

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                   BlackRock High Income Shares



                    by /s/ Robert S. Kapito
                      ---------------------------
                      Robert S. Kapito
                      Principal Executive Officer

Date: November 8, 2005